Performance Management - International Small-Cap Portfolio - International Small-Cap Portfolio	Sep. 21, 2026
Prospectus [Line Items]
Performance Narrative [Text Block]

In the Performance subsection, the following will be added after the first paragraph:

Prior to November 1, 2026, the benchmark index for the Fund that was utilized by the immediately prior sub-adviser was the MSCI All Country World Index (“ACWI”) ex USA Small Cap Index. The Fund changed its performance measurement benchmark index to the MSCI EAFE Small Cap Index in connection with the Fund’s change in sub-adviser to better reflect the current sub-adviser’s investment strategy and approach.

Also in the Performance subsection, the last paragraph will be deleted and replaced with the following:

Wellington Management Company LLP began managing the Fund on November 1, 2026, and some investment policies changed at that time. Other firms managed the Fund before that date.

Also in the Performance subsection, the Average Annual Total Returns table will be deleted and replaced with the following:

Performance [Table]
Average Annual Total Returns
(For the periods ended December 31, 2025)	1 year	5 years	10 years
Class I (incepted May 1, 2006)	23.41%	6.23%	6.46%
Class P (incepted May 2, 2011)	23.66%	6.44%	6.67%
MSCI EAFE Index (reflects no deductions for fees, expenses, or taxes) (Regulatory Index)	31.22%	8.92%	8.18%
MSCI EAFE Small Cap Index (reflects no deductions for fees, expenses, or taxes) (current index)	31.83%	5.62%	7.49%
MSCI ACWI ex USA Small Cap Index (reflects no deductions for fees, expenses, or taxes) (former index)	29.26%	6.91%	8.13%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deductions for fees, expenses, or taxes)